Share capital (Tables)	9 Months Ended
Sep. 30, 2024
Share capital
Summary of Stock option award
			Weighted
			average
		Range of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2023	6,350,000	$1.67	2.65
Expired / Cancelled	-	-	-
Granted	-	-	-
Outstanding, September 30, 2024	6,350,000	$1.67	1.90
Options exercisable	5,712,500,000	$1.75	1.09

Summary of stock option-based compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2024	2023	2024	2023
Stock options and stock compensation granted in:
2015	30,000	-	511,875	-
2020	-	10,790		75,528
2022	-	-		-
2023	-	-		37,096
Total stock-based compensation expense recognized	$30,000	$10,790	$511,875	$112,624

Summary of stock option-based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023

Stock-based compensation pertaining to general and administrative	$15,000	$-	$255,937	$37,096
Stock-based compensation pertaining to research and development	15,000	10,790	255,938	75,528
Total	$30,000	$10,790	$511,875	$112,624